UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2011

Item 1. Schedule of Investments.

TCM Small Cap Growth Fund
SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.6%
	Aerospace & Defense - 3.5%
118,645	GeoEye, Inc. *	$4,437,323
106,310	HEICO Corp.	5,819,410
79,161	LMI Aerospace, Inc. *	1,933,903
137,136	Teledyne Technologies, Inc. *	6,906,169
		19,096,805
	Air Freight & Logistics - 1.7%
58,884	Atlas Air Worldwide Holdings, Inc. *	3,504,187
148,360	Hub Group, Inc. *	5,587,237
		9,091,424
	Auto Components - 3.0%
359,128	Amerigon, Inc. *	6,241,644
268,452	LKQ Corp. *	7,003,913
196,303	Modine Manufacturing Co. *	3,017,177
		16,262,734
	Biotechnology - 1.7%
271,497	Cepheid *	9,404,656

	Capital Markets - 2.5%
79,064	Affiliated Managers Group, Inc. *	8,021,043
222,412	Financial Engines, Inc. *	5,764,919
		13,785,962
	Commercial Services & Supplies - 1.6%
219,325	Healthcare Services Group, Inc.	3,564,031
236,307	Tetra Tech, Inc. *	5,316,908
		8,880,939
	Communications Equipment - 5.3%
201,373	ADTRAN, Inc.	7,795,149
196,137	Aruba Networks, Inc. *	5,795,848
294,140	Ixia *	3,764,992
289,368	NICE Systems Ltd. - ADR *	10,521,420
612,360	Opnext, Inc. *	1,396,181
		29,273,590
	Construction & Engineering - 4.2%
174,780	EMCOR Group, Inc. *	5,122,802
158,695	KBR, Inc.	5,981,214
327,907	McDermott International, Inc. *	6,495,838
127,766	URS Corp. *	5,716,251
		23,316,105
	Diversified Consumer Services - 0.2%
24,471	Sotheby's *	1,064,488

	Diversified Telecommunication Services - 1.0%
75,226	AboveNet, Inc.	5,300,424

	Electrical Equipment - 3.9%
102,302	General Cable Corp. *	4,356,019
172,553	II-VI, Inc. *	4,417,357
83,557	Polypore International, Inc. *	5,668,507
201,534	Woodward Governor Co.	7,025,475
		21,467,358

	Electronic Equipment, Instruments & Components - 1.2%
194,685	Rofin-Sinar Technologies, Inc. *	6,648,493

	Energy Equipment & Services - 3.9%
159,894	Complete Production Services, Inc. *	5,334,064
77,295	Core Laboratories NV	8,621,484
60,737	Dril-Quip, Inc. *	4,119,791
313,053	North American Energy Partners, Inc. *	2,397,986
71,016	Pioneer Drilling Co. *	1,082,284
		21,555,609
	Health Care Equipment & Supplies - 6.9%
229,424	ABIOMED, Inc. *	3,716,669
78,262	The Cooper Companies, Inc.	6,201,481
86,838	IDEXX Laboratories, Inc. *	6,735,155
91,642	Illumina, Inc. *	6,886,896
124,268	Sirona Dental Systems, Inc. *	6,598,631
138,908	ZOLL Medical Corp. *	7,870,527
		38,009,359
	Health Care Providers & Services - 10.3%
94,958	Catalyst Health Solutions, Inc. *	5,300,555
207,676	Emeritus Corp. *	4,413,115
221,127	ExamWorks Group, Inc. *	5,614,414
825,610	Health Management Associates, Inc. - Class A *	8,900,076
317,639	HealthSouth Corp. *	8,338,024
105,702	HMS Holdings Corp. *	8,125,313
114,783	IPC The Hospitalist Co., Inc. *	5,320,192
146,615	MEDNAX, Inc. *	10,584,137
		56,595,826
	Hotels, Restaurants & Leisure - 3.7%
449,182	Orient-Express Hotels Ltd. - Class A *	4,828,706
309,699	Pinnacle Entertainment, Inc. *	4,614,515
646,698	Sonic Corp. *	6,874,400
128,798	WMS Industries, Inc. *	3,956,675
		20,274,296
	Household Durables - 0.9%
71,223	Tempur-Pedic International, Inc. *	4,830,344

	Internet Software & Services - 0.8%
239,774	Cornerstone OnDemand, Inc. *	4,232,011

	IT Services - 1.2%
149,124	VeriFone Holdings, Inc. *	6,613,649

	Machinery - 4.1%
155,775	Actuant Corp.	4,179,444
125,215	CLARCOR, Inc.	5,920,165
358,530	Manitowoc Co., Inc.	6,037,645
33,729	Middleby Corp. *	3,171,875
134,416	Titan International, Inc.	3,260,932
		22,570,061
	Media - 0.5%
139,294	ReachLocal, Inc. *	2,901,494

	Metals & Mining - 1.6%
89,984	Haynes International, Inc.	5,572,709
246,882	Horsehead Holding Corp. *	3,288,468
		8,861,177
	Oil & Gas Equipment & Services - 0.8%
232,945	Tesco Corp. *	4,521,462

	Oil, Gas & Consumable Fuels - 1.1%
182,657	Patriot Coal Corp. *	4,065,945
76,400	Solazyme, Inc.	1,754,908
		5,820,853
	Paper & Forest Products - 0.4%
228,330	Mercer International, Inc. *	2,301,566

	Pharmaceuticals - 2.5%
132,767	Hi-Tech Pharmacal Co., Inc. *	3,840,949
209,044	Impax Laboratories, Inc. *	4,555,069
147,121	Medicis Pharmaceutical Corp.	5,615,609
		14,011,627
	Road & Rail - 1.1%
103,425	Genesee & Wyoming, Inc. *	6,064,842

	Semiconductors & Semiconductor Equipment - 10.3%
282,454	Brooks Automation, Inc. *	3,067,450
208,211	CEVA, Inc. *	6,342,107
184,628	Cypress Semiconductor Corp. *	3,903,036
447,262	GT Solar International, Inc. *	7,245,644
125,324	Hittite Microwave Corp. *	7,758,809
170,141	International Rectifier Corp. *	4,758,844
362,940	Kulicke & Soffa Industries, Inc. *	4,043,152
205,454	Microsemi Corp. *	4,211,807
102,189	NetLogic Microsystems, Inc. *	4,130,479
178,487	Ultratech, Inc. *	5,422,435
232,160	Volterra Semiconductor Corp. *	5,725,066
		56,608,829
	Software - 8.9%
158,892	Advent Software, Inc. *	4,475,988
221,143	ANSYS, Inc. *	12,089,888
54,332	Concur Technologies, Inc. *	2,720,403
134,722	Interactive Intelligence Group, Inc. *	4,722,006
193,550	MICROS Systems, Inc. *	9,621,370
92,556	RealD, Inc. *	2,164,885
170,425	SuccessFactors, Inc. *	5,010,495
120,321	Taleo Corp. *	4,455,487
95,795	Verint Systems, Inc. *	3,548,247
		48,808,769
	Specialty Retail - 2.5%
129,749	Ascena Retail Group, Inc. *	4,417,954
177,963	Dick's Sporting Goods, Inc. *	6,842,677
56,755	Vitamin Shoppe, Inc. *	2,597,109
		13,857,740

	Textiles, Apparel & Luxury Goods - 3.7%
392,231	CROCS, Inc. *	10,099,948
120,593	Oxford Industries, Inc.	4,071,220
144,796	Wolverine World Wide, Inc.	6,045,233
		20,216,401
	Trading Companies & Distributors - 0.6%
283,021	RSC Holdings, Inc. *	3,384,931

	Transportation - 0.9%
547,569	Wabash National Corp. *	5,130,722

	Wireless Telecommunication Services - 1.1%
160,203	SBA Communications Corp. - Class A *	6,118,153

	TOTAL COMMON STOCKS
	(Cost $389,840,965)	536,882,699

	TRUST & PATNERSHIP - 1.0%
	Real Estate Investment Trust - 1.0%
202,569	LaSalle Hotel Properties	5,335,668

	TOTAL TRUST & PARTNERSHIP
	(Cost $5,587,298)	5,335,668

	SHORT-TERM INVESTMENT - 1.4%
	Money Market Fund - 1.4%
7,705,460	SEI Daily Income Trust Government Fund - Class B, 0.05% (1)	7,705,460

	TOTAL SHORT-TERM INVESTMENT
	(Cost $7,705,460)	7,705,460
	TOTAL INVESTMENTS IN SECURITIES - 100.0%
	(Cost $403,133,723)	549,923,827
	Other Assets in Excess of Liabilities - 0.0% #	230,659
	TOTAL NET ASSETS - 100.0%	$550,154,486

*	Non-income producing security.
ADR	American Depository Receipt
(1)	7-day yield as of June 30, 2011.
#	Less than 0.05%.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments	$405,982,266
Gross unrealized appreciation	157,059,353
Gross unrealized depreciation	(13,117,792)
Net unrealized appreciation	$143,941,561

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

TCM Small Cap Growth Fund
Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

The TCM Small Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks ^	$536,882,699	$-	$-	$536,882,699
Trust & Partnership	5,335,668	-	-	5,335,668
Short-Term Investment	7,705,460	-	-	7,705,460
Total Investments in Securities	$549,923,827	$-	$-	$549,923,827

^ See Schedule of Investments for industry breakout.

TCM Small-Mid Cap Growth Fund
Schedule of Investments at June 30, 2011 (Unaudited)
Shares		Value
	COMMON STOCKS - 97.8%
	Aerospace & Defense - 2.5%
80,836	BE Aerospace, Inc. *	$3,298,917
38,602	Teledyne Technologies, Inc. *	1,943,997
45,475	TransDigm Group, Inc. *	4,146,865
		9,389,779
	Air Freight & Logistics - 0.7%
41,258	Atlas Air Worldwide Holdings, Inc. *	2,455,264

	Auto Components - 2.6%
158,565	Gentex Corp.	4,793,420
186,858	LKQ Corp. *	4,875,125
		9,668,545
	Capital Markets - 1.5%
53,324	Affiliated Managers Group, Inc. *	5,409,720

	Chemicals - 2.2%
83,676	Airgas, Inc.	5,860,667
48,362	The Scotts Miracle-Gro Co.	2,481,454
		8,342,121
	Commercial Services & Supplies - 2.0%
41,886	Stericycle, Inc.*	3,732,880
120,327	Waste Connections, Inc.	3,817,976
		7,550,856

	Communications Equipment - 7.0%
136,583	ADTRAN, Inc.	5,287,128
134,971	Aruba Networks, Inc. *	3,988,393
42,749	F5 Networks, Inc. *	4,713,077
134,776	JDS Uniphase Corp. *	2,245,368
187,129	NICE Systems Ltd. - ADR *	6,804,011
49,468	Polycom, Inc.*	3,180,792
		26,218,769
	Construction & Engineering - 4.5%
91,448	AECOM Technology Corp. *	2,500,188
80,515	Chicago Bridge & Iron Company NV - ADR *	3,132,034
116,699	KBR, Inc.	4,398,385
193,674	McDermott International, Inc. *	3,836,682
62,388	URS Corp. *	2,791,239
		16,658,528
	Distributors - 1.3%
165,316	Pool Corp.	4,928,070

	Diversified Consumer Services - 0.2%
16,636	Sotheby's *	723,666

	Electrical Equipment - 4.7%
63,927	Ametek, Inc.	2,870,322
69,492	General Cable Corp. *	2,958,970
50,905	Polypore International, Inc. *	3,453,395
53,943	Roper Industries, Inc.	4,493,452
102,342	Sensata Technologies Holding NV - Class A *	3,853,176
		17,629,315

	Electronic Equipment & Instruments - 1.6%
113,099	Amphenol Corp. - Class A	6,106,215

	Electronic Equipment, Instruments & Components - 3.5%
82,386	FLIR Systems, Inc.	2,777,232
157,591	National Instruments Corp.	4,678,877
145,738	Trimble Navigation Ltd. *	5,777,054
		13,233,163
	Energy Equipment & Services - 4.2%
86,355	Complete Production Services, Inc. *	2,880,803
57,807	Core Laboratories NV	6,447,793
48,623	Helmerich & Payne, Inc.	3,214,952
97,805	Patterson-UTI Energy, Inc.	3,091,616
		15,635,164
	Health Care Equipment & Supplies - 5.3%
56,123	The Cooper Companies, Inc.	4,447,187
135,705	Hologic, Inc. *	2,737,170
61,584	IDEXX Laboratories, Inc. *	4,776,455
63,227	Illumina, Inc. *	4,751,509
42,265	Varian Medical Systems, Inc. *	2,959,395
		19,671,716
	Health Care Providers & Services - 10.5%
162,633	Brookdale Senior Living, Inc. *	3,943,850
67,991	Catalyst Health Solutions, Inc. *	3,795,258
530,131	Health Management Associates, Inc. - Class A *	5,714,812
213,617	HealthSouth Corp. *	5,607,446
63,207	Henry Schein, Inc. *	4,524,989
67,538	Lifepoint Hospitals, Inc. *	2,639,385
100,184	MEDNAX, Inc. *	7,232,283
109,075	Universal Health Services, Inc.	5,620,635
		39,078,658
	Hotels, Restaurants & Leisure - 1.5%
23,202	Panera Bread Co. *	2,915,563
87,780	WMS Industries, Inc. *	2,696,602
		5,612,165
	Household Durables - 0.9%
48,774	Tempur-Pedic International, Inc. *	3,307,853

	Internet & Catalog Retail - 0.0% #
3,995	HomeAway, Inc. *	154,607

	Internet Software & Services - 2.3%
111,769	IAC/InterActiveCorp. *	4,266,223
93,748	WebMD Health Corp. *	4,273,034
		8,539,257
	IT Services - 1.2%
101,965	VeriFone Holdings, Inc. *	4,522,148

	Machinery - 5.9%
99,393	Actuant Corp.	2,666,714
85,359	CLARCOR, Inc.	4,035,774
38,656	Joy Global, Inc.	3,681,597
229,234	Manitowoc Co., Inc.	3,860,301
22,927	Middleby Corp. *	2,156,055
60,243	Navistar International Corp. *	3,401,320
91,624	Titan International, Inc.	2,222,798
		22,024,559

	Marine - 0.7%
48,339	Kirby Corp. *	2,739,371

	Metals & Mining - 3.5%
86,763	Alpha Natural Resources, Inc. *	3,942,510
60,353	Schnitzer Steel Industries, Inc.	3,476,333
155,913	Titanium Metals Corp.	2,856,326
23,431	Walter Energy, Inc.	2,713,310
		12,988,479
	Pharmaceuticals - 1.9%
141,197	Impax Laboratories, Inc. *	3,076,683
100,320	Medicis Pharmaceutical Corp.	3,829,214
		6,905,897
	Professional Services - 1.5%
65,821	IHS, Inc. *	5,490,788

	Road & Rail - 1.1%
69,342	Genesee & Wyoming, Inc. *	4,066,215

	Semiconductors & Semiconductor Equipment - 7.1%
228,143	Atmel Corp. *	3,209,972
164,770	Avago Technologies Ltd.	6,261,260
126,658	Cypress Semiconductor Corp. *	2,677,550
86,385	Hittite Microwave Corp. *	5,348,095
117,081	International Rectifier Corp. *	3,274,756
139,921	Microsemi Corp. *	2,868,380
71,942	NetLogic Microsystems, Inc. *	2,907,896
		26,547,909
	Software - 6.4%
152,002	ANSYS, Inc. *	8,309,949
37,220	Concur Technologies, Inc. *	1,863,605
86,640	Fortinet, Inc. *	2,364,406
131,677	MICROS Systems, Inc. *	6,545,664
63,267	RealD, Inc. *	1,479,815
116,669	SuccessFactors, Inc. *	3,430,069
		23,993,508
	Specialty Retail - 2.1%
90,510	Ascena Retail Group, Inc. *	3,081,865
122,533	Dick's Sporting Goods, Inc. *	4,711,394
		7,793,259
	Textiles, Apparel & Luxury Goods - 2.4%
267,659	CROCS, Inc. *	6,892,219
49,333	Wolverine World Wide, Inc.	2,059,653
		8,951,872
	Trading Companies & Distributors - 2.6%
102,611	Fastenal Co.	3,692,970
68,253	MSC Industrial Direct, Inc.	4,525,856
128,208	RSC Holdings, Inc. *	1,533,368
		9,752,194
	Wireless Telecommunication Services - 2.4%
110,589	NII Holdings, Inc. *	4,686,762
108,285	SBA Communications Corp. - Class A *	4,135,404
		8,822,166

	TOTAL COMMON STOCKS
	(Cost $294,841,101)	364,911,796

	TRUST & PARTNERSHIP - 1.0%
	Real Estate Investment Trust - 1.0%
135,815	LaSalle Hotel Properties	3,577,367

	TOTAL TRUST & PARTNERSHIP
	(Cost $3,778,474)	3,577,367

	SHORT-TERM INVESTMENT - 1.7%
	Money Market Fund - 1.7%
6,451,418	SEI Daily Income Trust Government Fund - Class B, 0.05% (1)	6,451,418

	TOTAL SHORT-TERM INVESTMENT
	(Cost $6,451,418)	6,451,418
	TOTAL INVESTMENTS IN SECURITIES - 100.5%
	(Cost $305,070,993)	374,940,581
	Liabilities in Excess of Other Assets - (0.5)%	(1,946,103)
	TOTAL NET ASSETS - 100.0%	$372,994,478

*	Non-income producing security.
ADR	American Depository Receipt
(1)	7-day yield as of June 30, 2011.
#	Less than 0.05%.

The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows+:

Cost of investments		$308,312,060
Gross unrealized appreciation		75,746,739
Gross unrealized depreciation		(9,118,218)
Net unrealized appreciation		$66,628,521

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

TCM Small-Mid Cap Growth Fund
Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

The TCM Small-Mid Cap Growth Fund (the "Fund") has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks ^	$364,911,796	$-	$-	$364,911,796
Trust & Partnership	3,577,367	-	-	3,577,367
Short-Term Investment	6,451,418	-	-	6,451,418
Total Investments in Securities	$374,940,581	$-	$-	$374,940,581

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*  /s/ Eric W. Falkeis
                                              Eric W. Falkeis, President

Date   August 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Eric W. Falkeis
                                               Eric W. Falkeis, President

Date  August 25, 2011

By (Signature and Title)*  /s/ Patrick J. Rudnick
                                              Patrick J. Rudnick, Treasurer

Date  August 29, 2011